Related Parties (Details) - Schedule of repayment dates	Sep. 30, 2022 USD ($)
Debt Instrument [Line Items]
Short term loans from related parties	$ 1,210
Long term loans from related parties	4,315
2023 [Member]
Debt Instrument [Line Items]
Short term loans from related parties
Long term loans from related parties	1,790
2024 [Member]
Debt Instrument [Line Items]
Short term loans from related parties	1,210
Long term loans from related parties	$ 2,525